Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant stock options in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our stock option grants, the awards are typically made only to new hires (at levels below the executive officer level) with a grant date of the first day of the month following the employee’s start date. Because there is a fixed mechanism for determining the grant date, the Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of such an award. In 2024, we did not grant new awards of stock options, stock appreciation rights, or similar option-like instruments to our Named Executive Officers.

Award Timing Method	we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our stock option grants, the awards are typically made only to new hires (at levels below the executive officer level) with a grant date of the first day of the month following the employee’s start date.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant stock options in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false